Vanguard GNMA Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (98.1%)
Conventional Mortgage-Backed Securities (90.9%)
[1,2]	Fannie Mae Pool	2.120%	5/1/31	20,825	16,486
[1,2]	Fannie Mae Pool	2.250%	4/1/33	27,145	20,757
[1,2]	Fannie Mae Pool	2.690%	3/1/37	7,949	5,963
[1,2]	Fannie Mae Pool	2.950%	6/1/31	1,915	1,621
[1,2]	Fannie Mae Pool	2.960%	6/1/31	2,284	1,949
[1,2]	Fannie Mae Pool	3.010%	8/1/34	2,045	1,619
[1,2]	Fannie Mae Pool	3.050%	7/1/31	1,963	1,670
[1,2]	Fannie Mae Pool	3.240%	3/1/28	5,826	5,333
[1,2]	Fannie Mae Pool	3.260%	12/1/37	4,175	3,197
[1,2]	Fannie Mae Pool	3.410%	5/1/32	4,100	3,483
[1,2]	Fannie Mae Pool	3.420%	4/1/31	1,322	1,164
[1,2]	Fannie Mae Pool	3.460%	9/1/29	6,156	5,567
[1,2]	Fannie Mae Pool	3.520%	11/1/32	21,125	18,073
[1,2]	Fannie Mae Pool	4.125%	6/1/28	28,792	27,190
[1,2]	Fannie Mae Pool	4.370%	5/1/28	18,127	17,311
[1,2]	Fannie Mae Pool	4.510%	5/1/33	23,000	21,226
[1,2]	Fannie Mae Pool	4.625%	6/1/28	16,874	16,282
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	10,088	8,227
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	1,488	1,258
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	1,776	1,574
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/34–11/1/45	19,449	17,968
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/38–4/1/44	6,952	6,676
[1]	Ginnie Mae I Pool	2.500%	11/15/42–12/15/46	46,410	37,477
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	378,430	315,608
[1]	Ginnie Mae I Pool	3.250%	8/15/42	8,477	7,314
[1]	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	304,678	264,799
[1]	Ginnie Mae I Pool	3.750%	7/15/42	1,013	915
[1]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	14,162	12,836
[1]	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	416,291	376,405
[1]	Ginnie Mae I Pool	4.500%	4/15/33–4/15/44	213,672	197,445
[1]	Ginnie Mae I Pool	5.000%	1/15/30–7/15/52	209,211	201,335
[1]	Ginnie Mae I Pool	5.500%	1/15/24–9/15/45	153,493	152,236
[1]	Ginnie Mae I Pool	6.000%	12/15/27–3/15/40	61,700	61,258
[1]	Ginnie Mae I Pool	6.500%	11/15/23–7/15/40	54,657	54,229
[1]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	7,835	7,918
[1]	Ginnie Mae I Pool	7.250%	1/15/27	5	5
[1]	Ginnie Mae I Pool	7.500%	10/15/31	4,265	4,336
[1]	Ginnie Mae I Pool	8.000%	8/15/31	1,459	1,505
[1]	Ginnie Mae I Pool	8.500%	11/15/26–6/15/28	6	6
[1]	Ginnie Mae II Pool	1.500%	4/20/44–4/20/52	137,817	100,624
[1,3,4]	Ginnie Mae II Pool	2.000%	10/20/43–11/15/53	2,877,379	2,226,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3,4]	Ginnie Mae II Pool	2.500%	6/20/37–11/15/53	3,479,098	2,773,415
[1,3,4]	Ginnie Mae II Pool	3.000%	4/20/31–11/15/53	2,599,597	2,163,922
[1,3,4,5]	Ginnie Mae II Pool	3.500%	10/20/40–11/15/53	1,958,288	1,696,280
[1,4]	Ginnie Mae II Pool	4.000%	4/20/39–11/15/53	432,005	394,235
[1,4]	Ginnie Mae II Pool	4.500%	12/20/32–11/15/53	600,140	548,699
[1,3,4]	Ginnie Mae II Pool	5.000%	10/20/32–11/15/53	968,773	904,260
[1,4]	Ginnie Mae II Pool	5.500%	1/20/34–11/15/53	263,001	251,654
[1,4]	Ginnie Mae II Pool	6.000%	4/20/28–11/15/53	78,647	77,032
[1]	Ginnie Mae II Pool	6.500%	5/20/37–3/20/41	442	459
[1]	Ginnie Mae II Pool	7.500%	8/20/25	12	12
[1,2,4]	UMBS Pool	2.000%	11/1/46–11/25/53	4,792	3,530
[1,2,4]	UMBS Pool	2.500%	7/1/27–11/25/53	71,029	55,093
[1,2]	UMBS Pool	3.000%	12/1/25–10/1/51	66,384	55,647
[1,2,4]	UMBS Pool	3.500%	9/1/46–11/25/53	2,426	2,579
[1,2]	UMBS Pool	4.000%	5/1/46–6/1/46	1,894	1,672
[1,2,4]	UMBS Pool	4.500%	12/1/40–11/25/53	3,177	2,857
[1,2]	UMBS Pool	5.000%	9/1/35	3,798	3,552
[1,2,4]	UMBS Pool	5.500%	6/1/53–11/25/53	16,716	15,929
[1,2]	UMBS Pool	6.000%	12/1/52	46,345	45,407
[1,2]	UMBS Pool	6.500%	2/1/29–5/1/40	841	855
					13,224,301
Nonconventional Mortgage-Backed Securities (7.2%)
[1,2,6]	Fannie Mae Pool, RFUCCT1Y + 1.560%	5.810%	8/1/43	1,255	1,242
[1,2,6]	Fannie Mae Pool, RFUCCT1Y + 1.580%	5.830%	9/1/44	2,777	2,751
[1,2]	Fannie Mae REMICS	1.500%	11/25/50–1/25/51	27,521	13,074
[1,2]	Fannie Mae REMICS	2.000%	9/25/42	3,376	2,956
[1,2]	Fannie Mae REMICS	2.500%	10/25/42	2,714	2,416
[1,2]	Fannie Mae REMICS	3.000%	4/25/40–7/25/49	65,341	53,566
[1,2]	Fannie Mae REMICS	3.500%	7/25/44–4/25/59	68,685	52,871
[1,2]	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	1,249	1,235
[1,2]	Freddie Mac Non Gold Pool	2.907%	10/1/44	1,627	1,567
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	5.554%	10/1/44	4,280	4,323
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.614%	5.770%	9/1/44	1,985	2,009
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	4.557%	10/1/44	2,270	2,288
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	5.807%	7/1/44	949	961
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	5.870%	9/1/43	2,071	2,095
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	4.065%	4/1/44	2,387	2,364
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.638%	5.501%	8/1/43	2,469	2,465
[1,2]	Freddie Mac REMICS	2.000%	4/15/42	3,650	3,123
[1,2]	Freddie Mac REMICS	2.500%	3/25/52	5,369	3,255
[1,2]	Freddie Mac REMICS	3.000%	8/15/42–3/15/43	75,266	63,704
[1,2]	Freddie Mac REMICS	3.500%	8/15/45–1/25/46	18,686	15,614
[1,2]	Freddie Mac REMICS	4.000%	6/15/54	3,924	2,574
[1,2]	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	3,449	3,427
[1]	Ginnie Mae REMICS	1.000%	8/20/50–6/20/51	31,556	22,584
[1]	Ginnie Mae REMICS	1.500%	4/16/50–9/20/50	65,492	49,237
[1]	Ginnie Mae REMICS	1.650%	11/20/45	30,950	26,938
[1]	Ginnie Mae REMICS	2.000%	7/20/42–1/20/52	73,135	58,545
[1]	Ginnie Mae REMICS	2.250%	3/16/45	6,202	5,290
[1]	Ginnie Mae REMICS	2.375%	4/20/44	5,105	4,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ginnie Mae REMICS	2.500%	12/16/39–2/20/52	238,726	189,997
[1]	Ginnie Mae REMICS	2.650%	11/17/48	2,553	2,443
[1]	Ginnie Mae REMICS	3.000%	6/20/39–3/20/52	334,517	270,655
[1]	Ginnie Mae REMICS	3.000%	7/20/43	3,752	3,267
[1]	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	12,885	9,267
[1]	Ginnie Mae REMICS	3.500%	7/20/43–1/20/52	81,555	70,162
[1]	Ginnie Mae REMICS	3.678%	10/20/48	11,302	9,724
[1]	Ginnie Mae REMICS	3.750%	12/16/39	2,293	1,893
[1]	Ginnie Mae REMICS	4.000%	9/20/44–12/20/48	69,089	62,290
[1]	Ginnie Mae REMICS	4.500%	6/20/39–4/16/41	18,742	17,565
[1]	Ginnie Mae REMICS	5.000%	6/16/37	4,942	4,774
[1]	Ginnie Mae REMICS	5.500%	8/16/36	4,328	4,262
[1,6]	Ginnie Mae REMICS, TSFR1M + 0.314%	5.654%	2/20/37	1,167	1,150
					1,054,397
Total U.S. Government and Agency Obligations (Cost $16,819,980)					14,278,698
Asset-Backed/Commercial Mortgage-Backed Securities (1.6%)
[1,2]	FHLMC Multifamily WI Certificates Series K160	4.500%	12/25/33	68,870	62,925
[1]	Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/57	10,202	7,163
[1]	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	10,729	7,452
[1]	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	14,779	10,345
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	106,204	87,230
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	13,777	9,707
[1]	Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	67,354	51,847
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $300,609)					236,669
				Shares
Temporary Cash Investments (1.9%)
Money Market Fund (0.8%)
[7]	Vanguard Market Liquidity Fund	5.420%		1,104,235	110,412
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.1%)
	Bank of America Securities, LLC (Dated 10/31/23, Repurchase Value $15,502,000, collateralized by U.S. Treasury Note/Bond 4.625%, 9/15/26, with a value of $15,810,000)	5.300%	11/1/23	15,500	15,500
	Bank of Nova Scotia (Dated 10/31/23, Repurchase Value $15,002,000, collateralized by U.S. Treasury Bill 0.000%, 8/8/24, with a value of $15,302,000)	5.280%	11/1/23	15,000	15,000
	Barclays Capital Inc. (Dated 10/31/23, Repurchase Value $14,402,000, collateralized by U.S. Treasury Note/Bond 3.625%, 5/15/26, with a value of $14,688,000)	5.300%	11/1/23	14,400	14,400

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Citigroup Global Markets Inc. (Dated 10/31/23, Repurchase Value $14,002,000, collateralized by U.S. Treasury Note/Bond 1.250%, 9/30/28, with a value of $14,280,000)	5.280%	11/1/23	14,000	14,000
Credit Agricole Securities (USA) Inc. (Dated 10/31/23, Repurchase Value $12,302,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%, 1/15/24, with a value of $12,546,000)	5.280%	11/1/23	12,300	12,300
HSBC Bank USA (Dated 10/31/23, Repurchase Value $14,002,000, collateralized by Treasury Inflation Indexed Note/Bond 0.250%, 7/15/29, with a value of $14,280,000)	5.280%	11/1/23	14,000	14,000
HSBC Bank USA (Dated 10/31/23, Repurchase Value $6,301,000, collateralized by Fannie Mae 2.000%–4.000%, 10/1/33–2/1/52, with a value of $6,426,000)	5.300%	11/1/23	6,300	6,300
JP Morgan Securities LLC (Dated 10/31/23, Repurchase Value $14,002,000, collateralized by U.S. Treasury Note/Bond 1.500%, 9/30/24, with a value of $14,280,000)	5.290%	11/1/23	14,000	14,000
Natixis SA (Dated 10/31/23, Repurchase Value $14,502,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 10/15/24–2/15/53, and U.S. Treasury Note/Bond 0.375%–4.000%, 9/15/24–6/30/28, with a value of $14,790,000)	5.280%	11/1/23	14,500	14,500
Societe Generale (Dated 10/31/23, Repurchase Value $9,801,000, collateralized by U.S. Treasury Note/Bond 4.875%, 10/31/28, with a value of $9,996,000)	5.270%	11/1/23	9,800	9,800
TD Securities (USA) LLC (Dated 10/31/23, Repurchase Value $13,902,000, collateralized by Ginnie Mae 5.500%, 4/20/53, with a value of $14,178,000)	5.310%	11/1/23	13,900	13,900

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co. (Dated 10/31/23, Repurchase Value $16,002,000, collateralized by Ginnie Mae 2.500%–6.500%, 4/20/51–7/20/53, with a value of $16,320,000)	5.310%	11/1/23	16,000	16,000
				159,700
Total Temporary Cash Investments (Cost $270,120)				270,112
Total Investments (101.6%) (Cost $17,390,709)				14,785,479
Other Assets and Liabilities—Net (-1.6%)				(232,769)
Net Assets (100%)				14,552,710
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Securities with a value of $17,173,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2023.
5	Securities with a value of $14,036,000 have been segregated as initial margin for open futures contracts.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	3,893	788,028	(2,876)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2023	(2,237)	(233,714)	3,677
10-Year U.S. Treasury Note	December 2023	(357)	(37,903)	5
Long U.S. Treasury Bond	December 2023	(1,203)	(131,653)	12,841
Ultra 10-Year U.S. Treasury Note	December 2023	(886)	(96,422)	5,352
				21,875
				18,999

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At October 31, 2023, counterparties had deposited in segregated accounts securities with a value of $2,517,000 in connection with TBA transactions.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	14,278,698	—	14,278,698
Asset-Backed/Commercial Mortgage-Backed Securities	—	236,669	—	236,669
Temporary Cash Investments	110,412	159,700	—	270,112
Total	110,412	14,675,067	—	14,785,479

Derivative Financial Instruments
Assets
Futures Contracts[1]	21,875	—	—	21,875
Liabilities
Futures Contracts[1]	2,876	—	—	2,876
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.